STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED JANUARY 27, 2009

The purpose of this mailing is to provide you with changes to the current Statement of Additional Information for Series I and Series II shares of each of the Funds listed below:

AIM V.I. Basic Balanced Fund                 AIM V.I. Government Securities Fund
AIM V.I. Basic Value Fund                    AIM V.I. High Yield Fund
AIM V.I. Capital Appreciation Fund           AIM V.I. International Growth Fund
AIM V.I. Capital Development Fund            AIM V.I. Large Cap Growth Fund
AIM V.I. Core Equity Fund                    AIM V.I. Leisure Fund
AIM V.I. Diversified Income Fund             AIM V.I. Mid Cap Core Equity Fund
AIM V.I. Dynamics Fund                       AIM V.I. Money Market Fund
AIM V.I. Financial Services Fund             AIM V.I. Small Cap Equity Fund
AIM V.I. Global Health Care Fund             AIM V.I. Technology Fund
AIM V.I. Global Real Estate Fund             AIM V.I. Utilities Fund

Effective January 23, 2009, the following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM V.I. GLOBAL HEALTH CARE FUND" on page H-2 of the Statement of Additional Information. The following information is as of December 31, 2008:

                                  OTHER REGISTERED MUTUAL    OTHER POOLED INVESTMENT     OTHER ACCOUNTS
                                 FUNDS MANAGED (ASSETS IN   VEHICLES MANAGED (ASSETS        MANAGED
                      DOLLAR              MILLIONS)                IN MILLIONS)        (ASSETS IN MILLIONS)
                     RANGE OF    --------------------------------------------------------------------------
                   INVESTMENTS    NUMBER                     NUMBER                     NUMBER
  "PORTFOLIO         IN EACH        OF                         OF                         OF
    MANAGER          FUND (1)    ACCOUNTS         ASSETS    ACCOUNTS          ASSETS   ACCOUNTS     ASSETS
----------------   -----------   --------       ---------   --------         -------   --------     -------
                                       AIM V.I. GLOBAL HEALTH CARE FUND
Dean Dillard (2)       None        None           None        None             None      None        None
Derek Taner            None         3           $ 1,420.4       1            $ 146.9     None        None

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Mr. Dillard began serving as portfolio managers on AIM V.I. Global Health Care Fund on January 23, 2009. "

Effective January 23, 2009, the following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM V.I. LEISURE INCOME FUND" on page H-3 of the Statement of Additional Information. The following information is as of December 31, 2008:

                                        OTHER REGISTERED MUTUAL    OTHER POOLED INVESTMENT     OTHER ACCOUNTS
                                       FUNDS MANAGED (ASSETS IN   VEHICLES MANAGED (ASSETS        MANAGED
                            DOLLAR              MILLIONS)                IN MILLIONS)        (ASSETS IN MILLIONS)
                           RANGE OF    --------------------------------------------------------------------------
                         INVESTMENTS    NUMBER                     NUMBER                     NUMBER
    "PORTFOLIO             IN EACH        OF                         OF                         OF
      MANAGER               FUND(1)    ACCOUNTS         ASSETS    ACCOUNTS          ASSETS   ACCOUNTS     ASSETS
----------------------   -----------   --------       ---------   --------         -------   --------     -------
                                               AIM V.I. LEISURE FUND
Juan Hartsfield (2)          None         12          $ 2,689.7     None             None      None         None
Jonathan Mueller (2)         None        None            None       None             None      None         None

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Mr. Hartsfield and Mr. Mueller began serving as portfolio managers on AIM V.I. Leisure Fund on January 23, 2009."

Effective January 23, 2009, the following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM V.I. TECHNOLOGY FUND" on page H-4 of the Statement of Additional Information. The following information is as of December 31, 2008:

                                  OTHER REGISTERED MUTUAL    OTHER POOLED INVESTMENT      OTHER ACCOUNTS
                                 FUNDS MANAGED (ASSETS IN   VEHICLES MANAGED (ASSETS         MANAGED
                      DOLLAR              MILLIONS)                IN MILLIONS)        (ASSETS IN MILLIONS)
                     RANGE OF    --------------------------------------------------------------------------
                   INVESTMENTS    NUMBER                     NUMBER                     NUMBER
  "PORTFOLIO         IN EACH        OF                         OF                         OF
    MANAGER          FUND (1)    ACCOUNTS         ASSETS    ACCOUNTS          ASSETS   ACCOUNTS     ASSETS
----------------   -----------   --------       ---------   --------         -------   --------     -------
                                          AIM V.I. TECHNOLOGY FUND
Brian Nelson (2)       None         5           $ 7,108.8     None             None     3,451       $ 635,4 (3)
Warren Tennant         None         4           $   917.7     None             None      None         None

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Mr. Nelson began serving as portfolio managers on AIM V.I. Technology Fund on January 23, 2009.

(3) These are accounts of individual investors for which Invesco Aim's affiliate, Invesco Aim Private Asset Management, Inc. ("IAPAM") provides investment advice. IAPAM offers separately managed accounts that are managed according to the investment models developed by Invesco Aim's portfolio managers and used in connection with the management of certain AIM Funds. IAPAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models."

Effective January 23, 2009, the following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM V.I. UTILITIES FUND" on page H-4 of the Statement of Additional Information. The following information is as of December 31, 2008:

                                  OTHER REGISTERED MUTUAL    OTHER POOLED INVESTMENT      OTHER ACCOUNTS
                                 FUNDS MANAGED (ASSETS IN   VEHICLES MANAGED (ASSETS         MANAGED
                      DOLLAR              MILLIONS)                IN MILLIONS)        (ASSETS IN MILLIONS)
                     RANGE OF    --------------------------------------------------------------------------
                   INVESTMENTS    NUMBER                     NUMBER                     NUMBER
  "PORTFOLIO         IN EACH        OF                         OF                         OF
    MANAGER          FUND (1)    ACCOUNTS         ASSETS    ACCOUNTS          ASSETS   ACCOUNTS     ASSETS
----------------   -----------   --------       ---------   --------         -------   --------     -------
                                          AIM V.I. UTILITIES FUND
Meggan Walsh (2)      None          3           $ 1,398.4     None             None      None         None
Davis Paddock         None         None            None       None             None      None         None

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Ms. Walsh and Mr. Paddock began serving as portfolio managers on AIM V.I. Utilities Fund on January 23, 2009."

                                       2